Debt - Secured Notes and Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Loan	$ 5,755,117	$ 5,665,547
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Percentage of secured vessel financings	80.00%